MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

Our marketable securities are equity securities considered to be available-for-sale securities.

(in thousands of $)	2017	2016
Balance at start of year	6,524	14,615
Disposals during the year	—	(328)
Additions during the year	6,740	—
Unrealized gain (loss), net	3,036	(7,763)
Balance at end of year	16,300	6,524

In the third quarter of 2017, we entered into agreements to sell six Ultramax vessels to a company listed on a U.S. stock exchange. For one of the vessels we agreed to a partial settlement in the form of 910,802 consideration shares in the buyer. The cost price and fair value as of December 31, 2017 was $6.7 million for these shares. As of December 31, 2017, the fair value of our total investments in this company was $16.3 million.

During 2016, we sold $0.3 million of our investment in a company listed on a U.S. stock exchange., for cash proceeds of $0.1 million and realized a loss on the sale of $0.2 million. We recorded a net unrealized loss of $6.3 million of which $8.5 million was concluded as other-than-temporary impairment loss. The fair value of this investment as of December 31, 2016 was $6.5 million. During 2015, we made a $32.2 million investment in the company and we recorded a net unrealized loss determined as other-than-temporary impairment loss of $19.1 million. The fair value of this investment at December 31, 2015 was $13.1 million.

During 2015 and as a result of the Merger, we acquired an investment of $5.7 million in a company listed on the Norwegian 'over the counter' market. In 2017, the company sold its assets and in the aggregate we received a total $1.6 million in distributions from the company. As of December 31, 2017, we do not hold any investment in the company. During 2016, we recorded a net unrealized loss determined as other-than-temporary impairment loss of $1.5 million. The fair value of this investment at December 31, 2016 was nil. In 2015, we recorded a net unrealized loss determined as other-than-temporary impairment loss of $4.2 million. The fair value of this investment at December 31, 2015 was $1.5 million.